SCHEDULE OF REVENUE DISAGGREGATED BY COMMISSION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 17,837,611	$ 18,659,141	$ 19,999,294
Freight Commission [Member]
Disaggregation of Revenue [Line Items]
Total	13,491,801	13,740,506	16,489,917
Time Charter Commission [Member]
Disaggregation of Revenue [Line Items]
Total	2,965,316	2,717,963	1,471,781
Demurrage Commission [Member]
Disaggregation of Revenue [Line Items]
Total	1,226,694	1,430,714	1,628,297
Deviation and Other Commission [Member]
Disaggregation of Revenue [Line Items]
Total	153,800	319,958	409,299
Sale of Vessel Commission [Member]
Disaggregation of Revenue [Line Items]
Total		$ 450,000